Supplemental Balance Sheet Information - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Raw materials and supplies	$ 82,865	$ 13,911	$ 10,492
Work in process	8,769	3,288	5,104
Finished products and parts	100,743	56,743	41,002
Total	$ 192,377	$ 73,942	$ 56,598